Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:
	Three Month Ended March 31, 2025	Three Month Ended March 31, 2024
General and administrative expenses	$2,421,186	$66,701
Interest earned on marketable securities held in Trust Account	$1,989,268	$1,206,515

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
General and administrative expenses	$584,389	$41,692
Interest earned on marketable securities held in Trust Account	$8,449,291	$—